Revenue from Contracts with Customers: Commercial services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contracts with Customers:
Commercial services	$ 5,932,414	$ 4,376,269	$ 2,544,474
Duty free shops
Revenue from Contracts with Customers:
Commercial services	2,495,826	1,746,097	991,833
Food and beverage
Revenue from Contracts with Customers:
Commercial services	1,243,576	823,883	449,340
Advertising revenues
Revenue from Contracts with Customers:
Commercial services	151,741	129,589	92,683
Car rental companies
Revenue from Contracts with Customers:
Commercial services	1,110,926	953,085	485,725
Banking and currency exchange services
Revenue from Contracts with Customers:
Commercial services	102,783	107,228	72,563
Teleservices
Revenue from Contracts with Customers:
Commercial services	15,538	17,539	15,174
Ground transportations
Revenue from Contracts with Customers:
Commercial services	131,653	95,690	49,721
Other services
Revenue from Contracts with Customers:
Commercial services	$ 680,371	$ 503,158	$ 387,435